Fair Value Measurement (Changes In Level 3 Financial Assets And Liabilities Measured On A Recurring Basis) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2010	Mar. 31, 2012 Significant Unobservable Inputs (Level 3) [Member]	Mar. 31, 2011 Significant Unobservable Inputs (Level 3) [Member]	Mar. 31, 2012 Significant Unobservable Inputs (Level 3) [Member] Debt Securities [Member]	Mar. 31, 2011 Significant Unobservable Inputs (Level 3) [Member] Debt Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of year	¥ 1,433	¥ 2,132		¥ 411		¥ 411
Acquisition of Verigy			1,685		1,685
Sales			(1,649)		(1,649)
Translation adjustments	711		(36)	(43)	(36)	(43)
Transfers out of Level 3				(368)		(368)
Balance at end of year	¥ 1,137	¥ 2,132